FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
LIABILITIES [Abstract]
Ownership percentage of investments not estimated at fair value (in hundredths)	50.00%
Carrying Amount [Member]
ASSETS [Abstract]
Cash and cash equivalents	$ 34,982		$ 72,625
Restricted cash (current and noncurrent portion)	12,718		13,595
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	466,034	[1]	498,397	[1]
Estimated Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents	34,982		72,625
Restricted cash (current and noncurrent portion)	12,718		13,595
LIABILITIES [Abstract]
Long term financial debt (current and non-current portion - Note 5)	475,763	[1]	516,397	[1]
Recurring [Member] | Level 1 [Member]
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	0
Noncurrent liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	0
Recurring [Member] | Level 2 [Member]
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)	609
Interest rate swap (included in other liabilities)	577
Noncurrent liabilities [Abstract]
Interest rate collar (included in other liabilities)	162
Interest rate swap (included in other liabilities)	206
Recurring [Member] | Level 3 [Member]
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	0
Noncurrent liabilities [Abstract]
Interest rate collar (included in other liabilities)	0
Interest rate swap (included in other liabilities)	$ 0

[1]	The fair value of long term financial debt is measured using Level 2 fair value inputs.